CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 81,211	$ 88,753
Restricted cash	17,364	14,699
Accounts receivable, net	56,467	55,089
Prepaid expenses and other current assets	10,337	16,021
Total current assets	165,379	174,562
Deferred tax assets, net	1,383	1,403
Investments	446	525
Property and equipment, net	6,130	5,710
Operating lease right of use assets	10,270	10,938
Goodwill	633	690
Other assets	2,232	2,052
Total assets	186,473	195,880
CURRENT LIABILITIES:
Notes payable - banks	167	199
Accounts payable	7,218	5,857
Accrued expenses and other current liabilities	37,603	39,834
Value added tax (VAT) payable	5,159	5,378
Income taxes payable	7,977	6,292
Operating lease liabilities, current	3,506	3,317
Total current liabilities	61,630	60,877
Convertible notes payable to a related party	1,128	1,192
Operating lease liabilities, non current	6,933	8,298
Other liabilities	32,847	40,867
Total liabilities	102,538	111,234
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,280	90,478
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 150,000,000 shares authorized as of June 30, 2022 and December 31, 2021; 37,433,333 shares issued and outstanding as of June 30, 2022 and December 31, 2021	19,186	19,186
Additional paid-in capital	16,844	16,844
Accumulated deficit	(33,789)	(33,796)
Accumulated other comprehensive loss	(8,373)	(7,866)
Non controlling interest in subsidaries	(213)	(200)
Total shareholders' deficit	(6,345)	(5,832)
Total liabilities and shareholders' deficit	$ 186,473	$ 195,880